PROSHARES TRUST
ProShares Nasdaq-100 Autocallable Income ETF
ProShares S&P 500 Autocallable Income ETF
ProShares Russell 2000 Autocallable Income ETF
(each, a “Fund”and collectively, the “Funds”)
Supplement dated July 24, 2026
to each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated July 24, 2026, as supplemented or amended)
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Each Fund is not yet available for sale.
For more information, please contact the Funds at 1-866-776-5125.
Please retain this supplement for future reference.